Fair Value Measurements and Fair Value of Instruments - Schedule of Changes in Fair Value (Details) - Level 3 $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value Disclosures [Line Items]
Balance at beginning of period
Fair value of earnout payment recorded in connection with iQuue acquisition	5,230
Change in fair value of earnout
Balance at end of period	$ 5,230